SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 258	$ 438	$ 99
Work in progress	300	148	2
Finished goods	135	44	66
Inventory Net	$ 693	$ 630	$ 167